MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
MATERIAL ACCOUNTING POLICIES
Schedule of subsidiaries
The Parent Company has the following subsidiaries making up the Bank´s organizational structure, which is currently registered as a corporate group:

ENTITY	JURISDICTION OF INCORPORATION	BUSINESS	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK 2024	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK 2023	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK 2022
Fiduciaria Bancolombia S.A. Sociedad Fiduciaria	Colombia	Trust	98.81%	98.81%	98.81%
Banca de Inversión Bancolombia S.A. Corporación Financiera	Colombia	Investment banking	100.00%	100.00%	100.00%
Valores Bancolombia S.A. Comisionista de Bolsa	Colombia	Securities brokerage	100.00%	100.00%	100.00%
Wompi S.A.S.(1)	Colombia	Technology services provider	100.00%	100.00%	99.98%
Renting Colombia S.A.S.	Colombia	Operating leasing	100.00%	100.00%	100.00%
Transportempo S.A.S. “En liquidación”(2)	Colombia	Transportation	-%	100.00%	100.00%
Inversiones CFNS S.A.S.(3)	Colombia	Investments	100.00%	99.94%	99.94%
Negocios Digitales Colombia S.A.S.	Colombia	Payment solutions	100.00%	100.00%	100.00%
Fondo de Capital Privado Fondo Inmobiliario Colombia	Colombia	Real estate investment fund	80.47%	80.47%	80.47%
P.A. Inmuebles CEM	Colombia	Mercantile trust	80.47%	80.47%	80.47%
P.A. Calle 92 FIC-11	Colombia	Mercantile trust	52.31%	52.31%	52.31%
P.A. FIC Edificio Corfinsura	Colombia	Mercantile trust	80.47%	80.47%	80.47%
P.A. FIC-A5	Colombia	Mercantile trust	80.47%	80.47%	80.47%
P.A. FIC Inmuebles	Colombia	Mercantile trust	80.47%	80.47%	80.47%
P.A. FIC Clínica de Prado	Colombia	Mercantile trust	62.00%	62.00%	62.00%
P. A. FIC A6	Colombia	Mercantile trust	80.47%	80.47%	80.47%
P.A. Central Point	Colombia	Mercantile trust	60.35%	60.35%	60.35%
Fideicomiso Irrevocable de Garantía, Fuente de Pago y Administración Inmobiliaria Polaris(4)	Colombia	Mercantile trust	-%	80.47%	80.47%
P.A. Fideicomiso Twins Bay	Colombia	Mercantile trust	80.47%	80.47%	80.47%
Fideicomiso Lote Av San Martín	Colombia	Mercantile trust	80.47%	80.47%	80.47%
P.A. Fideicomiso Lote 30	Colombia	Mercantile trust	80.47%	80.47%	80.47%
Fideicomiso Fondo Inmobiliario Bancolombia	Colombia	Mercantile trust	80.47%	80.47%	80.47%
P.A. Florencia Ferrara(5)	Colombia	Mercantile trust	44.26%	44.26%	44.26%
P.A. Flor Morado Plaza(5)	Colombia	Mercantile trust	80.47%	80.47%	80.47%
P.A. Galería la 33(6)	Colombia	Mercantile trust	80.47%	80.47%	-%
P.A. Linz Granz del Rio(7)	Colombia	Mercantile trust	44.26%	-%	-%
Fideicomiso Selecto Terrazu E1(7)	Colombia	Mercantile trust	64.38%	-%	-%
Valores Simesa S.A.(8)	Colombia	Investments	62.75%	64.93%	66.33%
Fideicomiso Lote Distrito Vera B1B2(8)	Colombia	Mercantile trust	62.44%	64.61%	66.00%
Fideicomiso Lote Distrito Vera B3B4(9)	Colombia	Mercantile trust	-%	64.61%	66.00%
Fideicomiso Lote B6 Ciudad del Rio(10)	Colombia	Mercantile trust	-%	-%	66.00%
P.A. FAI Calle 77(11)	Colombia	Mercantile trust	98.00%	98.00%	98.00%
P.A. Nomad Salitre(12)	Colombia	Mercantile trust	98.00%	98.00%	98.00%
P.A. Nomad Central-2(13)	Colombia	Mercantile trust	98.00%	98.00%	-%
P.A. Calle 84 (2)(13)	Colombia	Mercantile trust	98.00%	98.00%	-%
P.A. Calle 84 (3)(13)	Colombia	Mercantile trust	98.00%	98.00%	-%
P.A. Nomad Distrito Vera(14)	Colombia	Mercantile trust	98.00%	-%	-%
P.A. Nexo(14)	Colombia	Mercantile trust	98.00%	-%	-%
P.A. Mercurio(15)	Colombia	Mercantile trust	100.00%	100.00%	100.00%
P.A. CEDIS Sodimac(14)	Colombia	Mercantile trust	100.00%	-%	-%
Wenia S.A.S.(16)	Colombia	Technology services	100.00%	100.00%	100.00%

P.A. Wenia(16)	Colombia	Mercantile trust	100.00%	100.00%	-%
Nequi S.A. Compañía de Financiamiento(17)	Colombia	Financial services	100.00%	100.00%	100.00%
Sociedad Beneficiaria BC Panamá S.A.S.(18)	Colombia	Holding	100.00%	-%	-%
Bancolombia Panamá S.A.	Panama	Banking	100.00%	100.00%	100.00%
Sistemas de Inversiones y Negocios S.A. Sinesa	Panama	Investments	100.00%	100.00%	100.00%
Banagrícola S.A.	Panama	Holding	99.17%	99.17%	99.17%
Banistmo S.A.	Panama	Banking	100.00%	100.00%	100.00%
Banistmo Investment Corporation S.A.	Panama	Trust	100.00%	100.00%	100.00%
Leasing Banistmo S.A.	Panama	Leasing	100.00%	100.00%	100.00%
Valores Banistmo S.A.	Panama	Purchase and sale of securities	100.00%	100.00%	100.00%
Banistmo Panamá Fondos de Inversión S.A.(19)	Panama	Investment fund holder	100.00%	100.00%	100.00%
Banistmo Capital Markets Group Inc.(19)	Panama	Purchase and sale of securities	100.00%	100.00%	100.00%
Anavi Investment Corporation S.A.(19)	Panama	Real estate	100.00%	100.00%	100.00%
Desarrollo de Oriente S.A.(19)	Panama	Real estate	100.00%	100.00%	100.00%
Steens Enterprises S.A.(19)	Panama	Portfolio holder	100.00%	100.00%	100.00%
Ordway Holdings S.A.(19)	Panama	Real estate broker	100.00%	100.00%	100.00%
Grupo Agromercantil Holding S.A.	Panama	Holding	100.00%	100.00%	100.00%
Banco Agromercantil de Guatemala S.A.	Guatemala	Banking	99.68%	99.68%	99.68%
Seguros Agromercantil de Guatemala S.A.	Guatemala	Insurance agency	79.92%	79.92%	79.92%
Financiera Agromercantil S.A.	Guatemala	Financial services	100.00%	100.00%	100.00%
Agrovalores S.A.	Guatemala	Securities brokerage	100.00%	100.00%	100.00%
Arrendadora Agromercantil S.A.	Guatemala	Financial Leasing	100.00%	100.00%	100.00%
Agencia de Seguros y Fianzas Agromercantil S.A.(20)	Guatemala	Insurance agency	-%	-%	100.00%
Asistencia y Ajustes S.A.	Guatemala	Roadside and medical assistance services	100.00%	100.00%	100.00%
Serproba S.A.	Guatemala	Maintenance and remodeling services	100.00%	100.00%	100.00%
Servicios de Formalización S.A.	Guatemala	Loans formalization	100.00%	100.00%	100.00%
Conserjeria, Mantenimiento y Mensajería S.A. “En liquidación”	Guatemala	Maintenance services	100.00%	100.00%	100.00%
Mercom Bank Ltd.(21)	Barbados	Banking	99.68%	99.68%	99.68%
New Alma Enterprises Ltd.	Bahamas	Investments	99.68%	99.68%	99.68%
Bancolombia Puerto Rico Internacional Inc.	Puerto Rico	Banking	100.00%	100.00%	100.00%
Sinesa Cayman, Inc. (before Bancolombia Cayman S.A)(22)	Cayman Islands	Banking	100.00%	100.00%	100.00%
Banco Agrícola S.A.	El Salvador	Banking	97.36%	97.36%	97.36%
Arrendadora Financiera S.A. Arfinsa	El Salvador	Leasing	97.37%	97.37%	97.37%
Accelera S.A. de C.V. (before Credibac S.A. de C.V)	El Salvador	Credit card services	97.36%	97.36%	97.36%
Valores Banagrícola S.A. de C.V.	El Salvador	Securities brokerage	98.89%	98.89%	98.89%
Inversiones Financieras Banco Agrícola S.A. IFBA	El Salvador	Holding	98.89%	98.89%	98.89%
Gestora de Fondos de Inversión Banagrícola S.A.	El Salvador	Administers investment funds	98.89%	98.89%	98.89%
Bagrícola Costa Rica S.A.	Costa Rica	Business and management advising	99.17%	99.17%	99.17%
Bancolombia Capital Holdings USA LLC	United States	Holding	100.00%	100.00%	100.00%
Bancolombia Capital Advisers LLC	United States	Investment advisor	100.00%	100.00%	100.00%
Bancolombia Capital LLC	United States	Securities brokerage	100.00%	100.00%	100.00%
Wenia Ltd.(16)	Bermuda	Technology services	100.00%	100.00%	100.00%
(1) During 2022 and 2023, Bancolombia Group through its subsidiary Banca de Inversión S.A., purchased remaining shares from minority investors.
(2) Company liquidated in July 2024. For more information, see Note 1. Reporting entity.
(3) During 2024, Banca de Inversión Bancolombia S.A acquired shares of Inversiones CFNS S.A.S., therefore Bancolombia Group increased its effective participation percentage.
(4) On February 29, 2024, the trust rights were transferred as a result of the sale by Fondo de Capital Privado Fondo Inmobiliario Colombia
(5) Companies consolidated by Fondo de Capital Privado Fondo Inmobiliario Colombia since April and December 2022, respectively. The P.A Florencia Ferrara is a subsidiary of Fondo de Capital Privado Fondo Inmobiliario Colombia, which has a 55.00% percentage of ownership. Bancolombia has an effective percentage of ownership in Fondo de Capital Privado Fondo Inmobiliario Colombia of 80.47%.
(6) Company consolidated by Fondo de Capital Privado Fondo Inmobiliario Colombia since March 2023.
(7) The P.A. Linz Granz del Rio and Fideicomiso Selecto Terrazu E1 are consolidated through Fondo de Capital Privado Fondo Inmobiliario as of September and December 2024, respectively.
(8) The decrease in the shareholding is due to the repurchase of outstanding stock carried out by Valores Simesa subsidiary (Parent of the fund) during 2024 and 2023.
(9) During 2024, the trust rights were transferred as a result of the sale by Valores Simesa S.A.
(10) During 2023, the trust rights were transferred as a result of the sale by Valores Simesa S.A.
(11) On March 1, 2022, the Parent Company was established as trustor of P.A. FAI Calle 77, owner of a property that will be used for rental housing.
(12) On April 4, 2022, the Parent Company was appointed as trustor of 100% of the trust rights of Patrimonio Autonomo Nomad Salitre, whose main purpose is to develop a Multifamily Project.
(13) During February and April 2023, the parent company was established as trustor of P.A. Nomad Central-2, P.A Calle 84 (2) and P.A. Calle 84 (3), through a management mercantile trust agreement.
(14) During May, June and November 2024, the parent company was established as trustor of P.A. CEDIS Sodimac, P.A. Nomad Distrito Vera and P.A. Nexo, respectively through a management mercantile trust agreement, for real estate activity purposes.
(15) On July 8, 2022, Bancolombia S.A. acquired control of Fidecomiso P.A. Mercurio, through a management mercantile trust agreement.
(16) On July 22, 2022, Bancolombia Group through the subsidiary, Sistemas de Inversiones y Negocios S.A. SINESA, established the company Wenia LTD in Bermuda, a digital corporate vehicle whose purpose is to provide technology services. On November 22, 2022, Wenia LTD established the company called Wenia S.A.S., whose purpose is the creation and implementation of operating systems and software applications. On May 17, 2023, Wenia S.A.S. was established as trustor of the fiduciary rights of P.A. Wenia.
(17) On December 14, 2021, the Board of Directors of the Parent Company authorized the legal separation of the business of Nequi, Bancolombia Group’s digital platform that offers financial services. The Superintendencia Financiera de Colombia, with Resolution 0843 of July 6, 2022, as amended by Resolution 0955 of July 27, 2022, authorized the incorporation of Nequi S.A. Compañía de Financiamiento. The legal separation resulted in the creation and commercial registration of a new corporation supervised by the Superintendencia Financiera de Colombia through which Nequi will operate as a 100% digital credit establishment. For further information, see Note 1. Reporting entity.
(18) On September 27, 2024, Sociedad Beneficiaria BC Panamá was established, a company whose corporate purpose is to be the beneficiary of the division of a company domiciled in Panama, by virtue of which it partially transfers its assets, as a consequence of the above, to be the owner of the assets and liabilities received on the occasion of said operation, and merge with a company domiciled in Colombia. For more information, see Note 1. Reporting entity.
(19) Investments in non-operational stage.
(20) Company liquidated as of June 2023.
(21) On September 30, 2021, Mercom Bank Ltd shareholder authorized the beginning of an organized and gradual process to transfer of the assets and liabilities of Mercom Bank, Ltd., to Banco Agromercantil de Guatemala, S. A. or other companies of the Bancolombia Group. For further information, see Note 1. Reporting Entity.
(22) On October 5, 2020, the Board of Directors of Bancolombia Panamá (parent company of Sinesa Cayman), authorized the decision to wind-down the business and operations of its subsidiary in Cayman. For further information, see Note 1. Reporting entity.

Schedule of consolidated funds
The Bank consolidates the following funds:

Name	Country	% of ownership interest held by the Bank, 2024	% of ownership interest held by the Bank, 2023	% of ownership interest held by the Bank, 2022	Assets managed
					December 31, 2024	December 31, 2023
Fondo de Capital Privado Fondo Inmobiliario Colombia(1)	Colombia	80.47%	80.47%	80.47%	6,039,891	5,503,022
Fideicomiso Lote Distrito Vera B1B2(2)	Colombia	62.44%	64.61%	66.00%	26,367	25,073
Fideicomiso Lote Distrito Vera B3B4(3)	Colombia	-	64.61%	66.00%	-	56,295
Fideicomiso Lote B6 Ciudad del Rio(4)	Colombia	-	-	66.00%	-	-
Banistmo Panamá Fondos de Inversión S.A.(5)	Panama	100.00%	100.00%	100.00%	126,092	132,496
(1)It includes the amounts of certain equity instruments that are controlled through the subsidiary Fondo de Capital Privado Fondo Inmobiliario Colombia, they meet the definition of control in accordance with IFRS 10. For further information, see Note 2.C. Consolidation. Also, during 2022, the Bank increased its participation in FCP Fondo Inmobiliario Colombia, which facilitates speed in decision-making in matters of government and strategy. For further information see Note 1. Reporting entity.
(2)    The decrease in equity interest is due to the repurchase by the subsidiary Valores Simesa S.A. (Parent of the fund), during 2024 and 2023. For further information, see Note 2.C. Consolidation.
(3)    During 2024, the trust rights were transferred by Valores Simesa S.A. (Parent of the fund).
(4)    During 2023, the trust rights were transferred by Valores Simesa S.A. (Parent of the fund).
(5)    Investment in non-operational stage. The variation in assets managed is mainly due to the effect of converting US dollars to Colombian pesos in the consolidation process, the closing exchange rate was to 3,822.05 in December 2023 and 4,409.15 in December 2024 and the exit of clients from one of its investment Funds. For further information, see Note 2.C. Consolidation.

Schedule of exchange rate used by the Bank and its subsidiaries
The table below sets forth the exchange rate used by the Bank and its subsidiaries to convert consolidated statement of financial position accounts and transactions in U.S. dollar into Colombian pesos:

	December 31, 2024	December 31, 2023	December 31, 2022
Year-end exchange rate	4,409.15	3,822.05	4,810.20
Average rate for the period ended at	4,073.75	4,330.14	4,257.12

Schedule of economic scenario weighting

	Optimistic		Base		Pessimistic
Country	2024	2023	2024	2023	2024	2023
Colombia	15.00%	15.00%	60.00%	50.00%	25.00%	35.00%
Panama	20.00%	20.00%	55.00%	50.00%	25.00%	30.00%
El Salvador	20.00%	20.00%	55.00%	55.00%	25.00%	25.00%
Guatemala	20.00%	20.00%	55.00%	55.00%	25.00%	25.00%

Summary of projections of macroeconomic variables used to estimate ECL
The following is a comparison of the main macroeconomic variable projected in each country, "GDP growth", used to estimate ECL as of December 31, 2024 and 2023:

As of December 31, 2024
	Colombia			Panama
Cutoff	Optimistic	Base	Pessimistic	Optimistic	Base	Pessimistic
2024	1.98%	1.80%	1.59%	3.51%	2.46%	1.41%
2025	3.89%	2.57%	1.23%	6.04%	3.48%	0.92%
2026	4.76%	2.96%	1.16%	6.68%	3.76%	0.85%

As of December 31, 2024
	Guatemala			El Salvador
Cutoff	Optimistic	Base	Pessimistic	Optimistic	Base	Pessimistic
2024	3.83%	3.48%	3.12%	3.10%	2.59%	2.09%
2025	4.46%	3.46%	2.45%	3.77%	2.36%	0.95%
2026	4.55%	3.35%	2.14%	3.93%	2.25%	0.58%

As of December 31, 2023
	Colombia			Panama
Cutoff	Optimistic	Base	Pessimistic	Optimistic	Base	Pessimistic
2023	1.64%	1.16%	0.68%	7.92%	5.95%	3.99%
2024	2.37%	0.87%	(0.63)%	6.68%	4.00%	1.33%
2025	4.47%	2.60%	0.73%	7.17%	4.20%	1.23%

As of December 31, 2023
	Guatemala			El Salvador
Cutoff	Optimistic	Base	Pessimistic	Optimistic	Base	Pessimistic
2023	3.69%	3.12%	2.55%	2.75%	2.25%	1.74%
2024	4.33%	3.26%	2.19%	3.32%	1.90%	0.49%
2025	4.61%	3.38%	2.15%	3.76%	2.08%	0.41%

Schedule of significant increase in risk using external credit rating
To establish whether a security has a significant increase in risk since the initial recognition, an assessment of the deterioration of the rating in the current date is made against the rating granted at the time of purchase; according to the origin classification there may be an increase with 1, 2 or 3 notches, as shown in the following table:

EXTERNAL RATING ORIGIN	SIGNIFICANT INCREASE IN RISK
Ba1/BB+	3 Notches
Ba2/BB	3 Notches
Ba3/BB-	3 Notches
B1/B+	2 Notches
B2/B	2 Notches
B3/B-	1 Notch
Caa/CCC	1 Notch

Summary of information about written-off loan portfolio
Loans are written off when the Bank concludes there is no realistic expectation of recovery of the loans and receivables balances from a client or third party, i.e., there is no possibility of recovery due to the debtor's lack of ability or willingness to pay or in the absence of open guarantees granted by the debtor. In general, this characteristic will be fulfilled when the following delinquency conditions are present:

		Length of delinquency (days)
Type	Collateral	Grupo Agromercantil Holding S.A.	Banistmo S.A.	Banco Agrícola S.A.	Bancolombia S.A.
	Without collateral			180
Commercial	With collateral	N/A(1)	360	360	360
	Without collateral	180	180	180	180
Consumer	With collateral	540 for vehicles collateral	1080 for mortgage collateral	720 for mortgage collateral
	Without collateral		180
Small Business Loan	With collateral	N/A(1)	1080 for mortgage collateral	180	180
Mortgage	With collateral	1440	1080	720	N/A(1)
(1)Not dependent on the length of delinquency but on the reasons underlying a loan's non-recoverability.

Schedule of estimated useful lives for each asset group
Items of premises and equipment are expressed at cost less accumulated depreciation and impairment losses. Depreciation is calculated using the straight-line method, in order to derecognize the depreciable amount of premises and equipment over the estimated useful lives of the assets. The depreciable amount is the cost of an asset less its residual value. The estimated useful lives for each asset group are:

Asset group	Useful life range
Buildings	10 to 75 years
Furniture and fixtures	3 to 20 years
Computer equipment	3 to 20 years
Equipment and machinery	2 to 40 years
Vehicles	3 to 10 years